Prospectus Supplement
John Hancock Funds II

Capital Appreciation Value Fund (the fund)
Supplement dated May 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
As of June 30, 2025 (the Effective Date), Vivek Rajeswaran, Mike Signore, and Brian Solomon are added as portfolio managers of the fund. David R. Giroux continues as a portfolio manager of the fund, and together with Vivek Rajeswaran, Mike Signore, and Brian Solomon is jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information is added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Vivek Rajeswaran
Portfolio Manager
Managed the fund since 2025
Mike Signore
Portfolio Manager
Managed the fund since 2025
Brian Solomon
Portfolio Manager
Managed the fund since 2025
Additionally, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisors” in the “Fund details” section for the fund:
Vivek Rajeswaran
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Portfolio Manager
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Joined T. Rowe Price in 2012
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Managed the fund since 2025
Mike Signore
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Portfolio Manager
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Originally joined T. Rowe Price in 2015 and returned to T. Rowe Price in 2020
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Managed the fund since 2025
Brian Solomon
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Portfolio Manager
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Joined T. Rowe Price in 2015
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Managed the fund since 2025
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
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